UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2009 (Unaudited)

Common Stocks--69.4%	Shares	Value ($)
Consumer Discretionary--7.7%
Autoliv	38,340	1,229,564
Best Buy	15,800	573,224
Carnival	35,993	1,052,795
Gap	34,710	682,052
Hasbro	29,540	838,641
Home Depot	141,267	3,855,176
Interpublic Group of Cos.	125,920 a	792,037
Johnson Controls	30,930	766,136
Lowe's Cos.	24,040	516,860
Newell Rubbermaid	92,980	1,294,282
News, Cl. A	201,100	2,155,792
Nordstrom	56,670	1,589,027
NVR	1,350 a	911,588
Omnicom Group	67,450	2,449,784
Rent-A-Center	24,780 a	488,909
Target	31,370	1,474,390
Time Warner	89,703	2,503,611
Viacom, Cl. B	19,460 a	487,278
Whirlpool	19,510	1,252,737
		24,913,883
Consumer Staples--6.9%
Coca-Cola Enterprises	139,150	2,812,221
Colgate-Palmolive	5,161	375,205
CVS Caremark	150,261	5,637,793
Kellogg	23,150	1,090,134
Kraft Foods, Cl. A	39,422	1,117,614
Kroger	66,510	1,435,951
Nestle, ADR	52,680	2,183,586
PepsiCo	67,215	3,809,074
Philip Morris International	59,640	2,726,144
Walgreen	30,950	1,048,586
		22,236,308
Energy--9.1%
Anadarko Petroleum	29,320	1,550,148
Cameron International	32,180 a	1,149,148
Chevron	108,778	7,607,933
ConocoPhillips	31,580	1,422,047
Devon Energy	26,210	1,608,770

ENSCO International	21,950	809,955
EOG Resources	14,210	1,023,120
Hess	40,694	2,058,709
Marathon Oil	47,790	1,475,277
Newfield Exploration	27,160 a	1,050,820
Occidental Petroleum	90,370	6,606,047
XTO Energy	71,447	2,757,854
		29,119,828
Exchange Traded Funds--.1%
iShares Russell 1000 Value Index
Fund	5,920	318,022

Financial--14.1%
American Express	17,070	577,307
Ameriprise Financial	28,510	856,155
AON	30,500	1,273,680
Bank of America	376,330	6,619,645
BlackRock	5,450	1,087,656
Capital One Financial	8,540	318,457
Charles Schwab	34,128	616,352
Citigroup	498,280	2,491,400
Fidelity National Financial, Cl. A	27,120	407,342
First American	8,870	279,582
Franklin Resources	21,480	2,004,728
Goldman Sachs Group	14,790	2,447,153
JPMorgan Chase & Co.	213,034	9,258,458
Lincoln National	28,200	711,768
Marsh & McLennan Cos.	22,380	526,825
MetLife	80,267	3,030,882
Moody's	22,220	605,273
Morgan Stanley	103,800	3,006,048
Prudential Financial	10,850	548,793
State Street	47,190	2,476,531
TD Ameritrade Holding	35,950 a	691,678
Travelers Cos.	22,290	1,123,862
Wells Fargo & Co.	161,522	4,445,085
		45,404,660
Health Care--9.0%
Aetna	20,050	571,425
Alexion Pharmaceuticals	19,010 a	858,111
AmerisourceBergen	108,200	2,305,742
Amgen	51,730 a	3,090,350
Boston Scientific	43,200 a	507,600
CIGNA	42,680	1,256,072
Covidien	19,651	777,590

DaVita	10,540 a	545,023
Gilead Sciences	22,132 a	997,268
Hospira	15,150 a	592,214
King Pharmaceuticals	51,260 a	532,079
Life Technologies	10,560 a	470,237
McKesson	10,010	569,169
Merck & Co.	82,990	2,691,366
Pfizer	440,247	7,352,125
Schering-Plough	26,260	740,007
St. Jude Medical	35,450 a	1,366,243
Teva Pharmaceutical Industries,
ADR	10,050	517,575
Universal Health Services, Cl. B	14,280	839,093
Vertex Pharmaceuticals	29,880 a	1,117,811
WellPoint	12,410 a	655,869
Zimmer Holdings	11,280 a	534,108
		28,887,077
Industrial--5.7%
Cummins	15,950	722,854
Delta Air Lines	61,279 a	442,434
Dover	52,993	1,833,028
Eaton	10,290	555,146
FedEx	20,611	1,416,182
General Electric	52,950	736,005
Honeywell International	13,190	484,864
JetBlue Airways	138,200 a	802,942
Norfolk Southern	55,580	2,549,455
Paccar	30,260	1,094,504
Parker Hannifin	24,860	1,209,688
R.R. Donnelley & Sons	31,430	560,711
Raytheon	41,510	1,958,442
Textron	21,010	322,714
Tyco International	41,115	1,302,934
Union Pacific	27,163	1,624,619
Waste Management	26,756	800,807
		18,417,329
Information Technology--10.7%
Apple	18,821 a	3,165,880
BMC Software	24,490 a	873,068
Broadcom, Cl. A	27,984 a	796,145
Cisco Systems	222,498 a	4,805,957
EMC	116,280 a	1,848,852
Google, Cl. A	4,440 a	2,049,815
Hewlett-Packard	113,528	5,096,272
Intel	32,991	670,377

International Business Machines			22,410	2,645,501
Microsoft			163,620	4,033,233
Motorola			155,670	1,117,711
Oracle			90,623	1,981,925
QUALCOMM			11,972	555,740
Sybase			31,480 a	1,097,078
Symantec			30,070 a	454,658
Teradata			27,071 a	729,022
Texas Instruments			44,070	1,083,681
Vishay Intertechnology			92,900 a	749,703
Western Union			28,330	511,073
				34,265,691
Materials--2.6%
Air Products & Chemicals			6,250	468,937
Celanese, Ser. A			20,810	530,031
Dow Chemical			79,130	1,684,678
E.I. du Pont de Nemours & Co.			38,980	1,244,631
Freeport-McMoRan Copper & Gold			30,370	1,912,703
International Paper			50,940	1,169,073
Newmont Mining			4,200	168,798
Owens-Illinois			17,520 a	594,629
Packaging Corp. of America			24,490	498,616
				8,272,096
Telecommunication Services--.6%
AT & T			74,334	1,936,401

Utilities--2.9%
American Electric Power			22,180	697,117
Entergy			20,250	1,599,750
Exelon			14,130	706,783
FPL Group			26,650	1,497,197
Mirant			37,350 a	629,348
NRG Energy			34,750 a	933,038
PG & E			21,620	877,556
Questar			32,240	1,088,422
Sempra Energy			26,130	1,310,942
				9,340,153
Total Common Stocks
(cost $227,964,359)				223,111,448
	Coupon	Maturity	Principal
Bonds and Notes--26.1%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.0%
Securitized Asset Backed
Receivables, Ser. 2005-FR2,
Cl. M1	0.71	3/25/35	93,576 b	88,768

Asset-Backed Ctfs./Auto Receivables--.5%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	49,198	49,612
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	9,698	9,693
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A3A	5.49	7/6/12	312,447	315,318
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	200,012
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.27	8/15/11	18,315 b	18,248
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	29,393	29,396
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	636,111	641,651
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000	101,771
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	234,344	239,211
				1,604,912
Asset-Backed Ctfs./Credit Cards--.1%
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	0.50	1/9/12	200,000 b	197,480

Asset-Backed Ctfs./Home Equity Loans--.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	152,442 b	134,033
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.52	11/25/35	192,745 b	180,326
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.79	7/25/35	315,000 b	287,247
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.70	5/25/35	121,511 b	118,447
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.72	7/25/35	158,034 b	151,749
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.40	1/25/36	17,220 b	16,351
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.53	11/25/35	340,639 b	297,482
				1,185,635
Asset-Backed Ctfs./Manufactured Housing--.0%
Green Tree Financial,

Ser. 1994-7, Cl. M1	9.25	3/15/20	33,261	33,352

Chemicals--.1%
E.I. Du Pont De Nemours,
Sr. Notes	5.75	3/15/19	210,000	229,736

Commercial Mortgage Pass-Through Ctfs.--2.8%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	488,459	494,380
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	265,000	272,278
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	568,235 b	571,507
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	335,000 b	309,347
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	100,000 b	100,273
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,050,000 c	1,039,500
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000 c	247,575
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	665,000 c	651,700
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000 c	69,300
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	815,000 c	798,700
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	175,000	176,377
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	660,000 b	639,231
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	176,713	185,204
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.72	3/6/20	560,000 b,c	444,712
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.33	3/6/20	325,000 b,c	238,588

LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4	5.16	2/15/31	525,000	473,440
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	45,000 b	45,837
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	25,000 b	23,818
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	500,000 b	432,778
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	220,000 b	203,064
Morgan Stanley Capital,
Ser. 2005-WMC4, Cl. M2	0.71	4/25/35	127,740 b	122,879
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	291,000 c	285,180
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	415,000 b	430,067
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	41,758	41,864
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	265,000	259,366
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C34, Cl. A3	5.68	5/15/46	710,000	600,143
				9,157,108
Computers--.1%
IBM,
Unsub. Notes	5.70	9/14/17	365,000	400,035

Consumer Staples--.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	200,000	245,040
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	445,000 c	566,414
Diageo Capital,
Gtd. Notes	7.38	1/15/14	315,000	364,236
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	114,311
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000	374,097
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	125,000	137,643
				1,801,741
Diversified Financial Services--2.0%
Barclays Bank,
Sub. Notes	10.18	6/12/21	308,000 c	383,750

BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	400,000 c	394,572
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	268,293
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	275,000	314,560
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	330,000	328,730
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000	381,426
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	40,000	40,403
ERAC USA Finance,
Sr. Unscd. Bonds	5.60	5/1/15	90,000 c	87,109
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000 c	88,247
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000 c	614,397
ERAC USA Finance,
Sr. Unscd. Notes	7.95	12/15/09	50,000 c	50,396
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	400,000	398,328
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	310,000	311,340
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	410,000 b	276,750
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	595,000	459,774
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	184,000	197,367
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	285,000	306,794
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	400,000	443,241
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	105,000	107,927
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000	31,365
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000	103,287
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	395,000 c	410,325
PNC Funding,
Gtd. Notes	6.70	6/10/19	215,000	235,933
SMFG Preferred Capital,

Sub. Bonds	6.08	1/29/49	188,000 b,c	164,391
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	140,000 b	143,904
				6,542,609
Foreign/Governmental--.2%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000	90,883
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	420,000	427,350
				518,233
Industrial--.3%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	80,000	83,310
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	115,000	120,023
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000 c	115,266
Republic Services,
Sr. Unscd. Notes	5.50	9/15/19	150,000 c	150,846
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	45,000	48,574
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	319,089
				837,108
Insurance--.2%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	47,708
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	120,000	134,417
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	205,000	240,203
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	250,000 c	257,406
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	60,000	58,644
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000	23,639
				762,017
Media & Telecommunications--1.6%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	495,000	541,960
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	150,000	160,876
Comcast,
Gtd. Notes	6.30	11/15/17	80,000	87,448

Comcast,
Gtd. Notes	6.50	11/15/35	135,000	144,609
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000 c	378,450
Discovery Communications,
Gtd. Notes	5.63	8/15/19	75,000	76,836
News America,
Gtd. Notes	6.65	11/15/37	570,000	588,047
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000	292,431
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000	429,366
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	250,000	266,319
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	715,000	752,025
Time Warner,
Gtd. Notes	5.88	11/15/16	54,000	56,504
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	500,000	506,086
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000	77,874
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	165,000	198,835
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	455,000 c	492,515
				5,050,181
Mining--.0%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	95,000	108,502

Office And Business Equipment--.2%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	157,000	151,609
Staples,
Gtd. Notes	9.75	1/15/14	170,000	199,742
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	78,236
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000	107,931
				537,518
Oil & Gas--.5%
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	215,000	243,576
Kinder Morgan Energy Partners,

Sr. Unscd. Notes	6.85	2/15/20	315,000	346,999
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	225,000	257,364
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	320,000	339,791
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	195,000	242,974
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	190,000	202,710
Valero Energy,
Gtd. Notes	9.38	3/15/19	95,000	109,732
				1,743,146
Real Estate Investment Trusts--.8%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	125,000	126,609
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000	240,259
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000	235,946
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000	118,939
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	70,000	70,219
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000	100,496
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	46,879
Regency Centers,
Gtd. Notes	5.25	8/1/15	20,000	17,995
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000	374,968
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	175,000	179,513
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	833,000	874,163
WEA Finance,
Sr. Notes	7.13	4/15/18	295,000 c	303,543
				2,689,529
Residential Mortgage Pass-Through Ctfs.--.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	2,251 b	2,220

State/Territory General Obligations--.3%
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	435,000	466,964

Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	695,000	491,254
				958,218
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	195,000	208,895

U.S. Government Agencies/Mortgage-Backed--11.5%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			26,634 [d]	26,810
4.50%, 1/1/39 - 2/1/39			427,722 [d]	430,535
5.00%, 1/1/23 - 8/1/39			4,662,595 [d]	4,802,989
5.50%, 4/1/22 - 6/1/39			3,028,759 [d]	3,174,579
6.00%, 9/1/37 - 3/1/38			1,346,787 [d]	1,420,762
Federal National Mortgage Association:
4.00%, 5/1/10			114,173 [d]	115,830
4.50%, 2/1/38 - 2/1/39			5,252,303 [d]	5,290,271
5.00%, 8/1/20 - 7/1/39			8,122,117 [d]	8,404,810
5.50%, 9/1/34 - 5/1/39			6,629,326 [d]	6,917,888
6.00%, 5/1/22 - 5/1/39			2,931,435 [d]	3,092,104
8.00%, 3/1/30			315 [d]	357
Government National Mortgage Association I:
5.50%, 4/15/33			149,772	157,653
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			167,323	171,776
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			139,953	144,363
Ser. 2007-34, Cl. A 4.27%,
11/16/26			2,822,318	2,902,400
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			97,515	100,239
				37,153,366
U.S. Government Securities--2.6%
U.S. Treasury Bonds	4.25	5/15/39	1,916,000	1,937,856
U.S. Treasury Notes	2.50	3/31/13	1,209,000	1,241,209
U.S. Treasury Notes	3.50	2/15/18	3,426,000	3,470,970
U.S. Treasury Notes	4.88	4/30/11	1,563,000	1,668,748
U.S. Treasury Strip	0.00	2/15/36	490,000 e	160,277
				8,479,060
Utilities--1.2%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	238,436
Consolidated Edison of NY,

Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	100,393
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	115,000	124,868
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	550,494
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	200,000	230,387
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	101,102
E.ON International Finance,
Gtd. Notes	5.80	4/30/18	190,000 c	202,957
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 c	197,720
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	735,000 c	806,566
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	40,000	42,822
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	365,000	395,167
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	295,247
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	60,075
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	226,621
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	27,307
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	217,704
				3,817,866
Total Bonds and Notes
(cost $81,615,309)				84,107,235
			Principal
Short-Term Investments--3.1%			Amount ($)	Value ($)
U.S. Treasury Bills
0.19%, 10/22/09
(cost $9,997,351)			10,000,000	9,998,510

Other Investment--1.3%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,255,000)			4,255,000 [f]	4,255,000

Total Investments (cost $323,832,019)			99.9%	321,472,193

Cash and Receivables (Net)	.1%	279,063
Net Assets	100.0%	321,751,256

ADR - American Depository Receipts

a Non-income producing security.
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $9,440,125 or 2.9% of net assets.
d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized throught he accretion of discount.
f Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $323,832,019.

Net unrealized depreciation on investments was $2,359,826 of which $19,862,668 related to appreciated investment securities and $22,222,494 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	218,862,701	-	-	218,862,701
Equity Securities - Foreign	1,747,139	2,183,586	-	3,930,725
U.S. Treasury Securities	-	18,477,570	-	18,477,570
Asset-Backed	-	3,110,147	-	3,110,147
Corporate Bonds	-	24,728,883	-	24,728,883
Foreign Government	-	518,233	-	518,233
Municipal Bonds	-	958,218	-	958,218
U.S. Government	-	37,153,366	-	37,153,366
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	2,220	-	2,220
Commercial Mortgage-Backed	-	9,157,108	-	9,157,108
Mutual Funds/Exchange Traded	4,573,022	-	-	4,573,022
Funds
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the Service ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)